Federated Investors
World-Class Investment Manager

Municipal Cash Series II

A Portfolio of Cash Trust Series II

SEMI-ANNUAL REPORT

November 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

November 30, 2001 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.2%[1]
		Alabama--3.6%
$435,000		Abbeville, AL, IDB, Monthly VRDNs (Great Southern Wood Preserving, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	$435,000
2,850,000		Birmingham, AL, IDA, Weekly VRDNs (Mrs. Strattons Salads, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,850,000
1,700,000		Birmingham, AL, IDA (Series 1997), Weekly VRDNs (Millcraft, Alabama, Inc.)/(Regions Bank, Alabama LOC)	1,700,000
4,400,000		Decatur, AL, IDB (Series 1997), Weekly VRDNs (Trico Steel Co., LLC)/(Chase Manhattan Bank, New York LOC)	4,400,000
760,000		Huntsville, AL, IDB, Weekly VRDNs (Giles & Kendall, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	760,000
4,000,000		Montgomery, AL, IDB, IDRBs (Series 1996), Weekly VRDNs (CSC Fabrication, Inc.)/(Chase Manhattan Bank, New York LOC)	4,000,000
2,500,000		Perry County, AL, IDB (Series 2001), Weekly VRDNs (Alabama Catfish Feedmill LLC)/(Regions Bank, Alabama LOC)	2,500,000

		TOTAL	16,645,000

		Arizona--7.3%
2,400,000		Cochise County, AZ, Pollution Control Corp., Pooled (Series 1994A), 2.60% TOBs (Arizona Electric Power Cooperative, Inc. Project)/(National Rural Utilities Cooperative Finance Corp. GTD), Optional Tender 3/1/2002	2,400,000
4,900,000		Coconino County, AZ, Pollution Control Corp. (Series 1998), Daily VRDNs (Arizona Public Service Co.)/(KBC Bank N.V. LOC)	4,900,000
1,750,000		Glendale, AZ, IDA, Variable Rate Senior Living Facilities Revenue Bonds, Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,750,000
3,000,000		Maricopa County, AZ, IDA (Series 1999), Weekly VRDNs (Redman Homes, Inc.)/(PNC Bank, N.A. LOC)	3,000,000
3,200,000		Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Rise Inc.)/(Wells Fargo Bank, N.A. LOC)	3,200,000
1,490,000		Maricopa County, AZ, IDA (Series 2000A), Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC)	1,490,000
5,000,000		Maricopa County, AZ, IDA (Series 2001), 2.075% TOBs (San Martin Apartments Project)/ (Bayerische Landesbank Girozentrale) 1/7/2002	5,000,000
2,965,000		Phoenix, AZ, IDA (Series 2000), Weekly VRDNs (MechoShade West, Inc.)/(Bank One, Arizona N.A. LOC)	2,965,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arizona--continued
$3,546,000		Pima County, AZ, IDA, SFM, Roaring Fork (Series 1999-6), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	$3,546,000
4,000,000		Tucson and Pima County, AZ, IDA, SFM, Roaring Fork (Series 2000-13), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	4,000,000
1,650,000		Yavapai County, AZ, IDA (Series 1997B), Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local LIQ)	1,650,000

		TOTAL	33,901,000

		Arkansas--4.3%
2,630,000		Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,630,000
4,100,000		Arkansas Development Finance Authority (Series 1999A), Weekly VRDNs (Riceland Foods, Inc.)/(Banque Nationale de Paris LOC)	4,100,000
1,225,000		Arkansas Development Finance Authority (Series 2000A), Weekly VRDNs (Riceland Foods, Inc.)/( Banque Nationale de Paris LOC)	1,225,000
8,000,000		Crossett, AR (Series 1997), IDR, Weekly VRDNs (Bemis Co., Inc.)	8,000,000
4,000,000		Nashville, AR (Series 2000), Weekly VRDNs (Ox Bodies)/(Regions Bank, Alabama LOC)	4,000,000

		TOTAL	19,955,000

		California--4.5%
12,000,000		California State (Series 2001-02), 3.25% RANs, 6/28/2002	12,069,604
1,500,000		California Statewide Communities Development Authority (Series 2001A), 2.30% TOBs (Kaiser Permanente), Mandatory Tender 1/3/2002	1,500,000
1,500,000		California Statewide Communities Development Authority (Series 2001B), 2.30% TOBs (Kaiser Permanente), Mandatory Tender 7/1/2002	1,500,000
5,751,270		PBCC, Lease TOPS Trust, California Non-AMT (Series 1998-1), 2.40% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ), Optional Tender 10/9/2002	5,751,270

		TOTAL	20,820,874

		Colorado--0.8%
1,925,000		Colorado HFA (Series 1996), Weekly VRDNs (Neppl-Springs Fabrication)/(U.S. Bank, N.A., Minneapolis LOC)	1,925,000
1,960,000		Colorado HFA (Series 2000A), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(KeyBank, N.A. LOC)	1,960,000

		TOTAL	3,885,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		District of Columbia--2.1%
$10,000,000		District of Columbia Housing Finance Agency, Roaring Forks Certificates (Series 2000-23A), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	$10,000,000

		Florida--4.4%
7,355,000		Clipper Tax-Exempt Certificates Trust Florida AMT (Series 1999-5), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	7,355,000
6,500,000		Jacksonville, FL, IDA (Series 1996), Weekly VRDNs (Portion Pac, Inc.)/(Heinz (H.J.) Co. GTD)	6,500,000
6,786,000		Orange County, FL, HFA (Series 1997A), Weekly VRDNs (Regal Pointe Apartments)/(FHLMC LOC)	6,786,000

		TOTAL	20,641,000

		Georgia--1.7%
2,000,000	[2]	Atlanta, GA Airport Revenue, PA-916R, 2.30% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 10/10/2002	2,000,000
3,000,000	[2]	Atlanta, GA Airport Revenue, PA-926R, 2.25% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/11/2002	3,000,000
2,800,000		Fulton County, GA, IDA (Series 1989), Weekly VRDNs (STO Corp.)/(Dresdner Bank AG, Frankfurt LOC)	2,800,000

		TOTAL	7,800,000

		Idaho--1.0%
4,525,000		Minidoka County, ID, IDC (Series 1998), Weekly VRDNs (Nature's Best Produce, Inc.)/(Banque Nationale de Paris LOC)	4,525,000

		Illinois--4.1%
3,500,000		Aurora City, IL (Series 2000), Weekly VRDNs (Cleveland Hardware & Forging Co.)/(Fifth Third Bank, Cincinnati LOC)	3,500,000
2,290,000		Decatur, IL, Park District (Series 2001), 3.50% Bonds, 12/15/2001	2,290,082
770,000		Illinois Development Finance Authority, Weekly VRDNs (Olympic Steel, Inc.)/(National City Bank, Ohio LOC)	770,000
4,545,000	[2]	Illinois Housing Development Authority, PT-82, 1.64% TOBs (Merrill Lynch & Co., Inc. LIQ), Option Tender 8/1/2025	4,545,000
1,774,000		Peoria, IL (Series 1996), Weekly VRDNs (J.T. Fennell Company, Inc. Project)/(Bank One, Illinois, N.A. LOC)	1,774,000
6,280,000		Village of Robbins, IL (Series 2001), Weekly VRDNs (Robbins Property LLC)/(American National Bank & Trust Co., Chicago LOC)	6,280,000

		TOTAL	19,159,082

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--5.3%
$1,220,000		Crown Point, IN, IDA Weekly VRDNs (D & M Manufacturing Project)/(National City Bank, Kentucky LOC)	$1,220,000
2,500,000		Hamilton, IN, Southeastern Schools, 3.58% TANs, 12/31/2001	2,500,157
1,500,000		Huntington, IN (Series 1998), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,500,000
1,590,000		Huntington, IN (Series 1998), Weekly VRDNs (Huesing Industries, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,590,000
990,000		Indiana Development Finance Authority, Economic Development Revenue Refunding Bonds, Weekly VRDNs (T. M. Morris Manufacturing Co., Inc. Project)/(Bank One, Indiana, N.A. LOC)	990,000
1,000,000		Indiana EDC, Revenue Bonds (Series 1989), Weekly VRDNs (O'Neal Steel, Inc.)/(Bank of America N.A. LOC)	1,000,000
2,170,000		Indianapolis, IN (Series 1991), Weekly VRDNs (Cantor & Coleman II Project)/(Bank One, Indiana, N.A. LOC)	2,170,000
5,000,000		Jasper County, IN (Series 2000), Weekly VRDNs (T & M LP)/ (KeyBank, N.A. LOC)	5,000,000
4,000,000		Penn Harris Madison, IN, ISD, 4.00% TANs, 12/31/2001	4,001,273
1,700,000		Tippecanoe County, IN, Economic Development Revenue Bond, Weekly VRDNs (Lafayette Venetian Blind)/(PNC Bank, N.A. LOC)	1,700,000
835,000		Tipton, IN (Series 1997), Weekly VRDNs (MCJS LLC)/(Bank One, Indiana, N.A. LOC)	835,000
1,925,000		Winamac, IN (Series 1997), Weekly VRDNs (Pulaski Health Foundation, Inc.)/(KeyBank, N.A. LOC)	1,925,000

		TOTAL	24,431,430

		Iowa--0.2%
1,175,000		Iowa Finance Authority (Series 1998), Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,175,000

		Kansas--2.0%
3,000,000		Burlington, KS (Series A), 3.25% TOBs (Kansas City Power And Light Co.), Mandatory Tender 8/30/2002	3,000,000
5,000,000		Lawrence, KS (Series I), 3.50% TANs, 5/31/2002	5,009,634
1,125,000		Olathe, KS (Series 1998), Weekly VRDNs (Eskridge, Inc.)/(Commerce Bank, Kansas City, N.A. LOC)	1,125,000

		TOTAL	9,134,634

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Kentucky--4.8%
$900,000		Boone County, KY (Series 1996), Weekly VRDNs (Western States Envelope Co.)/(Bank One, Wisconsin, N.A. LOC)	$900,000
3,400,000		Covington, KY (Series 2000), Weekly VRDNs (Atkins & Pearce, Inc.)/(Fifth Third Bank, Cincinnati LOC)	3,400,000
3,500,000		Graves County, KY, School Building Revenue Bonds (Series 1988), Weekly VRDNs (Seaboard Farms Project)/(Bank of New York, New York LOC)	3,500,000
3,305,000		Henderson City, KY (Series 1998), Weekly VRDNs (Vincent Industrial Plastics, Inc.)/(SunTrust Bank LOC)	3,305,000
920,000		Jefferson County, KY, Weekly VRDNs (Advanced Filtration, Inc.)/(Bank One, Kentucky LOC)	920,000
3,650,000		Kenton County, KY (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC)	3,650,000
3,995,000	[2]	Kentucky Housing Corp., Variable Rate Certificates (Series 1998 O), 2.08% TOBs (Bank of America N.A. LIQ), Optional Tender 7/18/2002	3,995,000
1,525,000		Muhlenberg County, KY (Series 1997), Weekly VRDNs (Plastic Products Co. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,525,000
945,000		Muhlenberg County, KY (Series A), Weekly VRDNs (Plastic Products Co. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	945,000

		TOTAL	22,140,000

		Louisiana--1.2%
3,775,000		Louisiana HFA (Series 2001 C), 2.80% TOBs (Trinity Funding Co.), Mandatory Tender 3/15/2002	3,775,000
1,600,000		Ouachita Parish, LA, IDB (Series 1997), Weekly VRDNs (EPCO Carbondioxide Products, Inc.)/(Bank One, Louisiana LOC)	1,600,000

		TOTAL	5,375,000

		Maine--1.8%
8,360,000		Maine State Housing Authority, MERLOTS (Series 2001-A108), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	8,360,000

		Maryland--2.1%
5,570,000		Maryland EDC (Series 1999A), Weekly VRDNs (Victor Graphics, Inc.)/(Allfirst Bank LOC)	5,570,000
955,000		Maryland State Community Development Administration (Series 1990A), Weekly VRDNs (College Estates)/(Allfirst Bank LOC)	955,000
3,000,000		Maryland State Community Development Administration, MERLOTS (Series 2000-III), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	3,000,000

		TOTAL	9,525,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--1.0%
$4,560,000		Massachusetts IFA, Weekly VRDNs (Commonwealth Laurel Lake Realty)/(KeyBank, N.A. LOC)	$4,560,000

		Michigan--2.6%
2,500,000		Detroit, MI, EDC, Resource Recovery, MERLOTS (Series 2000-A90), Weekly VRDNs (AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	2,500,000
9,700,000		Michigan Higher Education Student Loan Authority (Series XII-D), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ)	9,700,000

		TOTAL	12,200,000

		Minnesota--1.2%
595,000		Byron, MN, Weekly VRDNs (Schmidt Printing)/(Wells Fargo Bank Minnesota, N.A. LOC)	595,000
5,000,000	[2]	Dakota & Washington County, MN, Housing & Redevelopment Authority, MERLOTS (Series J), 2.97% TOBs (United States Treasury COL)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 4/10/2002	5,000,000

		TOTAL	5,595,000

		Mississippi--0.9%
2,965,000	[2]	Mississippi Home Corp., MERLOTS (Series YYY), 2.65% TOBs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 9/3/2002	2,965,000
1,000,000		Senatobia, MS, Weekly VRDNs (Deltona Lighting Products, Inc.)/(SouthTrust Bank of West Florida, St. Petersburg LOC)	1,000,000

		TOTAL	3,965,000

		Missouri--3.7%
2,550,000		Missouri Development Finance Board, IDRBs (Series 1996), Weekly VRDNs (LaGrange Foundry, Inc. Project)/(Harris Trust & Savings Bank, Chicago LOC)	2,550,000
1,890,000		Missouri State Housing Development Commission, MERLOTS (Series 2000-QQQ), 1.72% TOBs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ), Option Tender 9/1/2031	1,890,000
7,660,000		Missouri State Housing Development Commission, MERLOTS (Series 2001- A28), Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	7,660,000
5,000,000		St. Louis, MO, IDA, Homer G. Phillips Dignity House (Series 1999), 2.50% TOBs (Bayerische Landesbank Girozentrale), Optional Tender 2/1/2002	5,000,000

		TOTAL	17,100,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Montana--0.9%
$4,000,000		Montana State Board Of Investments, Resource Recovery Revenue Bonds (Series 1989), 3.25% TOBs (Colstrip Energy LP)/(Dexia Public Finance Bank S.A. LOC), Optional Tender 3/1/2002	$4,000,000

		Multi State--7.4%
12,000,000		Charter Mac Floater Certificates Trust I, National-1 (Series 2000), Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	12,000,000
18,554,977		Clipper Tax-Exempt Certificates Trust, AMT Multi State (Series 1999-3), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	18,554,977
3,825,000		Roaring Fork Municipal Products LLC (Series 2000-12), Weekly VRDNs (Bank of New York LIQ)	3,825,000

		TOTAL	34,379,977

		Nebraska--2.2%
10,000,000		Nebraska Investment Finance Authority (Series 2001 E), Weekly VRDNs (Federal Home Loan Bank of Topeka LIQ)	10,000,000

		New Hampshire--0.2%
988,000		New Hampshire Business Finance Authority (Series A), Weekly VRDNs (Upper Valley Press)/(KeyBank, N.A. LOC)	988,000

		New Jersey--0.6%
3,000,000		Trenton, NJ, 3.35% BANs, 5/16/2002	3,004,624

		New Mexico--1.4%
3,150,000		New Mexico Mortgage Finance Authority, MERLOTS (Series 2001- A9), Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	3,150,000
3,485,000		New Mexico Mortgage Finance Authority, MERLOTS (Series 2000-A18), 1.72% TOBs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ), Option Tender 7/1/2028	3,485,000

		TOTAL	6,635,000

		North Carolina--1.0%
4,500,000		Martin County, NC IFA (Series 1993), Weekly VRDNs (Weyerhaeuser Co.)	4,500,000

		North Dakota--0.1%
445,000		Fargo, ND, IDRB (Series 1994), Weekly VRDNs (Pan-O-Gold Baking Co. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	445,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--7.4%
$2,000,000		Akron, OH, 4.70% BANs, 12/19/2001	$2,000,283
145,000		Clermont County, OH, Variable Rate IDRBs (Series 1997), Weekly VRDNs (Buriot International, Inc.)/(PNC Bank, N.A. LOC)	145,000
2,400,000		Coshocton, OH, 3.78% BANs, 2/28/2002	2,401,978
500,000		Cuyahoga County, OH (Series 2000), Weekly VRDNs (The Sisters of Charity of St. Augustine Health System, Inc.)/(National City Bank, Ohio LOC)	500,000
1,900,000		Dover, OH, 3.35% BANs, 5/15/2002	1,902,076
1,390,000		Hamilton, OH (Series III), 3.071% BANs, 6/6/2002	1,391,099
5,000,000		Mahoning County, OH IDA (Series 1999), Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC)	5,000,000
2,000,000		Mayfield, OH, 2.70% BANs, 9/19/2002	2,001,552
1,255,550		Mercer County, OH, 3.75% BANs, 2/27/2002	1,256,574
1,350,000		Oakwood, OH (Series A), 3.45% BANs, 3/21/2002	1,350,392
2,440,000	[2]	Ohio HFA, PT-506, 2.85% TOBs (GNMA COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ), Optional Tender 7/11/2002	2,440,000
6,020,000		Ohio HFA, Variable Rate Certificates (Series 2001-I), Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	6,020,000
1,500,000		Summit County, OH, IDR Weekly VRDNs (Maison Aine LP)/(Bank of America N.A. LOC)	1,500,000
3,000,000		Summit County, OH IDR (Series 1999), Weekly VRDNs (Waltco Truck Equipment)/(Svenska Handelsbanken, Stockholm LOC)	3,000,000
3,250,000		Youngstown, OH (Series 1996A), Weekly VRDNs (Cantar/Polyair Corp./Performa Corp.)/(HSBC Bank USA LOC)	3,250,000

		TOTAL	34,158,954

		Oregon--1.4%
3,085,000		Jackson County, OR, School District No. 6, 2.75% TRANs, 6/28/2002	3,085,000
1,710,000		Oregon State Economic and Community Development Commission, (Series 191), Weekly VRDNs (Western Oregon Door LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,710,000
1,500,000		Port of Morrow, OR (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(KeyBank, N.A. LOC)	1,500,000

		TOTAL	6,295,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--0.9%
$3,520,000		Montgomery County, PA, IDA (Series 2000), Weekly VRDNs (American Foodservice Corp.)/(First Union National Bank, Charlotte, NC LOC)	$3,520,000
300,000		Pennsylvania EDFA (Series F), Weekly VRDNs (Respironics, Inc.)/(PNC Bank, N.A. LOC)	300,000
390,000		Pennsylvania EDFA (Series 1998A), Weekly VRDNs (Fourth Generation Realty LLC)/(PNC Bank, N.A. LOC)	390,000

		TOTAL	4,210,000

		Rhode Island--0.6%
3,000,000		Warwick, RI Housing Authority (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Fleet National Bank N.A. LOC)	3,000,000

		South Carolina--1.8%
4,750,000		South Carolina Job Development Authority, Weekly VRDNs (Fenner Container, Inc.)/(SunTrust Bank LOC)	4,750,000
3,535,000		South Carolina State Public Service Authority, Santee Cooper (Series 1991 D), 6.625% Bonds (United States Treasury PRF), 7/1/2002 (@102)	3,678,355

		TOTAL	8,428,355

		South Dakota--0.7%
3,200,000		South Dakota Housing Development Authority (Series 2001-C), 3.25% Bonds, 4/3/2002	3,200,000

		Tennessee--2.6%
790,000		Benton County, TN, IDB (Series 1996), Weekly VRDNs (Jones Plastic and Engineering Corp.)/(National City Bank, Kentucky LOC)	790,000
900,000		Chattanooga, TN, IDB, IDRBs (Series 1997), Weekly VRDNs (JRB Co., Inc.)/(National City Bank, Ohio LOC)	900,000
1,075,000		Chattanooga, TN IDB, Revenue Bonds (Series 1997), Weekly VRDNs (TB Wood's, Inc. Project)/(PNC Bank, N.A. LOC)	1,075,000
625,000		Greenfield, TN, IDB (Series 1995), Weekly VRDNs (Plastic Products Co. Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	625,000
865,000		Hamilton County, TN, IDB, Weekly VRDNs (Pavestone Co.)/(Bank One, Texas N.A. LOC)	865,000
3,000,000		Tullahoma, TN (Series 1999), Weekly VRDNs (Createc Corp.)/(Fifth Third Bank, Cincinnati LOC)	3,000,000
3,100,000		Union City, TN, IDB (Series 1995), Weekly VRDNs (Kohler Co.)/(Wachovia Bank of NC, N.A. LOC)	3,100,000
1,600,000		Union County, TN, IDB (Series 1995), Weekly VRDNs (Cooper Container Corp. Project)/(SunTrust Bank LOC)	1,600,000

		TOTAL	11,955,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--3.5%
$3,000,000		Dallas-Fort Worth, TX International Airport Facility Improvement Corp. (Series 2001A-1), Weekly VRDNs (Learjet, Inc.)/(Bank of America N.A. LOC)	$3,000,000
1,300,000		Midlothian, TX, Industrial Development Corp. (Series 1999), Daily VRDNs (Texas Industries, Inc.)/(Bank of America N.A. LOC)	1,300,000
3,000,000	[2]	Sabine River Authority, TX, Clippers (Series 2001-2), 3.50% TOBs (Southwestern Electric Power Co.)/(MBIA INS)/(State Street Bank and Trust Co. LIQ), Mandatory Tender 12/14/2001	3,000,000
2,115,000		Tarrant County, TX, IDC, Weekly VRDNs (Holden Business Forms)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,115,000
3,634,000	[2]	Texas State Department of Housing & Community Affairs, Clippers (Series 2001-1), 3.60% TOBs (GNMA COL)/(State Street Bank and Trust Co. LIQ), Optional Tender 12/14/2001	3,634,000
3,000,000		Texas State (Series A), 3.75% TRANs, 8/29/2002	3,027,832

		TOTAL	16,076,832

		Utah--1.7%
3,715,000		Cedar City, UT (Series 2000), Weekly VRDNs (White Wave, Inc.)/(Wells Fargo Bank, N.A. LOC)	3,715,000
4,000,000		West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(KeyBank, N.A. LOC)	4,000,000

		TOTAL	7,715,000

		Virginia--0.8%
1,000,000		Fredericksburg, VA, IDA (Series 2001 A-1), Weekly VRDNs (Forest Village Apartments)/(SunTrust Bank LOC)	1,000,000
2,500,000		Halifax, VA, IDA, MMMs, PCR, 2.75% CP (Virginia Electric Power Co.), Mandatory Tender 2/12/2002	2,500,000

		TOTAL	3,500,000

		West Virginia--2.3%
3,760,000		Ritchie County, WV, IDRB (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC)	3,760,000
7,000,000		West Virginia Public Energy Authority (Series 1989A), 2.50% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 1/17/2002	7,000,000

		TOTAL	10,760,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--2.1%
$1,700,000		Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton Papers, Inc.)/(Bank of Nova Scotia, Toronto LOC)	$1,700,000
1,850,000		Germantown, WI, IDA, 4.60% TOBs (Moldmakers Leasing, Inc.)/(Firstar Bank, N.A. LOC), Mandatory Tender 12/1/2001	1,850,000
2,850,000		Oregon, WI School District, 2.70% TRANs, 9/10/2002	2,852,368
2,000,000		Waunakee, WI Community School District, 2.75% TRANs, 9/13/2002	2,002,891
1,450,000		Wisconsin Housing & Economic Development Authority, Business Development Revenue Bonds (Series 8), Weekly VRDNs (Carlson Tool & Manufacturing Corp.)/(Firstar Bank, N.A. LOC)	1,450,000

		TOTAL	9,855,259

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$464,000,021

Securities that are subject to the alternative minimum tax represent 82.0% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc., are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At November 30, 2001, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
96.87%	3.13%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At November 30, 2001, these securities amounted to $30,579,000, which represents 6.6% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($463,087,625) at

November 30, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDC	--Economic Development Commission
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
PRF	--Prerefunded
RANs	--Revenue Anticipation Notes
SFM	--Single Family Mortgages
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2001 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$464,000,021
Cash		14,678
Income receivable		2,445,712

TOTAL ASSETS		466,460,411

Liabilities:
Payable for investments purchased	$3,000,000
Income distribution payable	242,447
Payable for shares redeemed	38,569
Accrued expenses	91,770

TOTAL LIABILITIES		3,372,786

Net assets for 463,087,625 shares outstanding		$463,087,625

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$463,087,625 ÷ 463,087,625 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2001 (unaudited)

Investment Income:
Interest		$6,377,986

Expenses:
Investment adviser fee	$1,171,413
Administrative personnel and services fee	176,377
Custodian fees	10,779
Transfer and dividend disbursing agent fees and expenses	52,709
Directors'/Trustees' fees	4,570
Auditing fees	5,975
Legal fees	9,131
Portfolio accounting fees	44,282
Distribution services fee	468,565
Share registration costs	30,815
Printing and postage	13,101
Insurance premiums	10,060
Miscellaneous	703

TOTAL EXPENSES	1,998,480

Waiver:
Waiver of investment adviser fee	(89,830)

Net expenses		1,908,650

Net investment income		$4,469,336

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2001	Year Ended 5/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,469,336	$13,873,725

Distributions to Shareholders:
Distributions from net investment income	(4,469,336)	(13,873,725)

Share Transactions:
Proceeds from sale of shares	1,086,972,028	2,221,234,563
Net asset value of shares issued to shareholders in payment of distributions declared	4,508,926	13,180,850
Cost of shares redeemed	(1,088,637,668)	(2,138,637,832)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,843,286	95,777,581

Change in net assets	2,843,286	95,777,581

Net Assets:
Beginning of period	460,244,339	364,466,758

End of period	$463,087,625	$460,244,339

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended May 31,
	11/30/2001	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[1]	0.96%	3.44%	3.14%	2.76%	3.09%	2.96%

Ratios to Average Net Assets:

Expenses	0.81%[2]	0.81%	0.81%	0.81%	0.81%	0.79%

Net investment income	1.91%[2]	3.35%	3.12%	2.72%	3.03%	2.93%

Expense waiver/reimbursement[3]	0.04%[2]	0.04%	0.06%	0.07%	0.04%	0.16%

Supplemental Data:

Net assets, end of period (000 omitted)	$463,088	$460,244	$364,467	$257,445	$266,076	$253,106

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2001 (unaudited)

ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Municipal Cash Series II (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide did not have any effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 2001, capital paid-in aggregated $463,087,625. Transactions in shares were as follows:

	Six Months Ended 11/30/2001	Year Ended 5/31/2001
Shares sold	1,086,972,028	2,221,234,563
Shares issued to shareholders in payment of distributions declared	4,508,926	13,180,850
Shares redeemed	(1,088,637,668)	(2,138,637,832)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,843,286	95,777,581

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (``FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six-month reporting period ended November 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $473,114,000 and $604,113,000 respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Municipal Cash Series II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 147552103

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

1121604 (1/02)

Federated Investors
World-Class Investment Manager

Treasury Cash Series II

A Portfolio Cash Trust Series II

SEMI-ANNUAL REPORT

November 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

November 30, 2001 (unaudited)

Principal Amount			Value
		U.S. TREASURY--29.3%
$84,500,000	[1]	1.750% - 2.225%, 12/13/2001 - 2/28/2002	$84,311,734
47,250,000		5.625% - 6.625%, 2/28/2002 - 11/30/2002	48,342,759

		TOTAL U.S. TREASURY	132,654,493

		REPURCHASE AGREEMENTS--70.7%[2]
20,000,000		BNP Paribas Securities Corp., 2.120%, dated 11/30/2001, due 12/3/2001	20,000,000
58,313,000		Barclays Capital, Inc., 2.110%, dated 11/30/2001, due 12/3/2001	58,313,000
20,000,000		CIBC Wood Gundy Securities Corp., 2.120%, dated 11/30/2001, due 12/3/2001	20,000,000
20,000,000		Credit Suisse First Boston Corp., 2.120%, dated 11/30/2001, due 12/3/2001	20,000,000
20,000,000		Deutsche Bank Alex Brown, Inc., 2.125%, dated 11/30/2001, due 12/3/2001	20,000,000
20,000,000		J.P. Morgan Securities, Inc., 2.110%, dated 11/30/2001, due 12/3/2001	20,000,000
20,000,000		Merrill Lynch Government Securities, 2.120%, dated 11/30/2001, due 12/3/2001	20,000,000
6,000,000	[3]	Morgan Stanley and Co., Inc., 2.090%, dated 10/25/2001, due 2/25/2002	6,000,000
4,000,000	[3]	Morgan Stanley and Co., Inc., 2.280%, dated 10/17/2001, due 12/11/2001	4,000,000
20,000,000		Salomon Brothers, Inc., 2.120%, dated 11/30/2001, due 12/3/2001	20,000,000
20,000,000		Societe Generale, New York, 2.120%, dated 11/30/2001, due 12/3/2001	20,000,000
20,000,000		State Street Bank and Trust Co., 2.090%, dated 11/30/2001, due 12/3/2001	20,000,000
20,000,000		Toronto Dominion Securities (USA), Inc., 2.110%, dated 11/30/2001, due 12/3/2001	20,000,000
19,000,000	[3]	Warburg Dillon Reed LLC, 1.980%, dated 11/9/2001, due 12/11/2001	19,000,000
13,000,000	[3]	Warburg Dillon Reed LLC, 2.330%, dated 10/4/2001, due 12/5/2001	13,000,000
20,000,000		Westdeutsche Landesbank Girozentrale, 2.110%, dated 11/30/2001, due 12/3/2001	20,000,000

		TOTAL REPURCHASE AGREEMENTS	320,313,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$452,967,493

1 Each issue shows the rate of discount at time of purchase.

2 The repurchase agreements are collateralized fully by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

3 Although final maturities fall beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($453,158,412) at November 30, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2001 (unaudited)

Assets:
Investments in repurchase agreements	$320,313,000
Investments in securities	132,654,493

Total investments in securities, at amortized cost and value		$452,967,493
Income receivable		844,369

TOTAL ASSETS		453,811,862

Liabilities:
Income distribution payable	524,004
Payable to Bank	3,640
Accrued expenses	125,806

TOTAL LIABILITIES		653,450

Net assets for 453,158,412 shares outstanding		$453,158,412

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$453,158,412 ÷ 453,158,412 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2001 (unaudited)

Investment Income:
Interest		$4,494,021

Expenses:
Investment adviser fee	$735,834
Administrative personnel and services fee	110,781
Custodian fees	30,602
Transfer and dividend disbursing agent fees and expenses	36,717
Directors'/Trustees' fees	4,406
Auditing fees	12,089
Legal fees	2,790
Portfolio accounting fees	38,355
Distribution services fee	284,032
Share registration costs	34,583
Printing and postage	10,425
Insurance premiums	1,113
Miscellaneous	10,750

TOTAL EXPENSES	1,312,477

Waiver:
Waiver of investment adviser fee	(85,060)

Net expenses		1,227,417

Net investment income		$3,266,604

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2001	Year Ended 5/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,266,604	$8,645,131

Distributions to Shareholders:
Distributions from net investment income	(3,266,604)	(8,645,131)

Share Transactions:
Proceeds from sale of shares	910,431,274	920,342,637
Net asset value of shares issued to shareholders in payment of distributions declared	1,167,046	5,615,375
Cost of shares redeemed	(612,184,159)	(1,082,172,894)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	299,414,161	(156,214,882)

Change in net assets	299,414,161	(156,214,882)

Net Assets:
Beginning of period	153,744,251	309,959,133

End of period	$453,158,412	$153,744,251

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended May 31,
	11/30/2001	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.05	0.05	0.04	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.01)	(0.05)	(0.05)	(0.04)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	1.22%	5.27%	4.66%	4.39%	4.88%	4.65%

Ratios to Average Net Assets:

Expenses	0.83%[2]	0.83%	0.83%	0.83%	0.83%	0.85%

Net investment income	2.22%[2]	5.18%	4.60%	4.28%	4.76%	4.55%

Expense waiver/reimbursement[3]	0.06%[2]	0.04%	0.04%	0.04%	0.02%	0.01%

Supplemental Data:

Net assets, end of period (000 omitted)	$453,158	$153,744	$309,959	$233,037	$226,667	$343,071

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2001 (unaudited)

ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Treasury Cash Series II (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide had no effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 2001, capital paid-in aggregated $453,158,412. Transactions in shares were as follows:

	Six Months Ended 11/30/2001	Year Ended 5/31/2001
Shares sold	910,431,274	920,342,637
Shares issued to shareholders in payment of distributions declared	1,167,046	5,615,375
Shares redeemed	(612,184,159)	(1,082,172,894)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	299,414,161	(156,214,882)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the fund, annually, to reimburse FSC.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary Federated Shareholders Services Company (FSSC), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Treasury Cash Series II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 147552301

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

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